TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

15.         TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the government of the Cayman Islands except for stamp duties, which may be applicable on instruments executed in, or after execution, brought within the jurisdiction of the Cayman Islands. In addition, the Cayman Islands does not impose withholding tax on dividend payments.

British Virgin Islands

Under the current laws of the British Virgin Islands, or BVI, all dividends, interests, rents, royalties, compensations and other amounts paid by subsidiaries incorporated in the BVI to persons who are not residents in the BVI and any capital gains realized with respect to any shares, debt obligations, or other securities of subsidiaries incorporated in the BVI by persons who are not residents in the BVI are exempt from all provisions of the Income Tax Ordinance in the BVI.

No estate, inheritance, succession or gift tax, rate, duty, levy or other charge is payable by persons who are not residents in the BVI with respect to any shares, debt obligation or other securities of companies incorporated in the BVI.

All instruments relating to transfers of property to or by subsidiaries incorporated in the BVI and all instruments relating to transactions in respect of the shares, debt obligations or other securities of the Company and all instruments relating to other transactions relating to the business of the Company are exempt from payment of stamp duty in the BVI. This assumes that such subsidiaries incorporated in the BVI do not hold an interest in real estate in the BVI.

There are currently no withholding taxes or exchange control regulations in the BVI applicable to subsidiaries incorporated in the BVI.

15.         TAXATION (continued)

Hong Kong

Under the Hong Kong tax laws, subsidiaries are subject to a Hong Kong profits tax rate of 16.5% and are exempt from income tax on foreign-derived income. Additionally, there are no withholding taxes on the remittance of dividends. A two-tiered profits tax regime was introduced in 2018, where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current rate (8.25%),while the remaining profits will continue to be taxed at 16.5%. This regime aims to reduce the tax burden on small and medium-sized enterprises. An anti-fragmentation measure requires each group to nominate only one company to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements, as the subsidiaries in Hong Kong did not have assessable profits for the three years ended December 31, 2022.

United States

The Tax Act, enacted in December 2017, brought significant changes to U.S. tax laws, including a reduction of the statutory tax rate from 35% to 21% effective from 2018 onwards. This change required us to re-measure our deferred tax balances to reflect the lower rate applicable in future periods. Additionally, the Tax Act introduced the global intangible low-taxed income (“GILTI”) regime, which imposes a tax on certain offshore earnings at an effective rate of 10.5% for tax years beginning after December 31, 2017, and increasing to 13.125% for tax years beginning after December 31, 2025. Although these adjustments were made to align with the revised U.S. tax environment, the overall impact on our tax position in the U.S. remains moderate, given the nature of our operations. We continue to monitor ongoing regulatory changes and adjust our tax strategies accordingly.

Singapore

Our Singapore-incorporated subsidiary does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the financial statements as this entity has no assessable profits for the three years ended December 31, 2022.

China

In March 2007, a new enterprise income tax law in China was enacted and then amended in February 2017 and December 2018. The New EIT Law applies a unified 25% enterprise income tax, or EIT, rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities issued the Administrative Measures for Certification of High and New Technology Enterprises which was amended in January 2016. High and New Technology Enterprise, or HNTE, status under the New EIT Law would entitle qualified and approved entities to a favorable EIT tax rate of 15%. The SAT issued Circular No. 203 in April 2009 and Circular 24 in June 2017 stipulating that entities which qualified for the HNTE status should apply with competent tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to enjoy the preferential tax rate of 15%.

As of December 31, 2022, we obtained HNTE certificates for Beijing Technology, Beijing Tuoshi, Beijing FTX Technology, and Beijing JTX Technology, allowing these subsidiaries to benefit from the preferential tax rate of 15%. The HNTE certificates for each subsidiary have varying validity periods: Beijing Technology (2021 to 2023), Beijing Tuoshi (2022 to 2024), Beijing FTX Technology (2020 to 2022), and Beijing JTX Technology (2021 to 2023).

If any entities fail to maintain the HNTE qualification under the New EIT Law, they will no longer qualify for the preferential tax rate of 15%, which could have a material and adverse effect on our results of operations and financial position provided that they do not qualify for any other preferential tax treatment. Historically, the abovementioned PRC subsidiaries have successfully obtained or renewed their HNTE certificates when the previous certificates had expired.

15.         TAXATION (continued)

Dividends paid by our PRC subsidiaries out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the New EIT Law treats enterprises established outside of China but managed and controlled in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, and other operations of an enterprise. Our company, if classified as a PRC resident enterprise for tax purposes, would be liable for PRC EIT at the rate of 25% on our worldwide income for the period after January 1, 2008. As of December 31 2020, 2021, and 2022, we had not accrued PRC tax on this basis.

Income (loss) before income taxes consisted of:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
PRC	85,277	49,267	(23,020)
Non-PRC	(91,019)	(45,347)	(16,770)
	(5,742)	3,920	(39,790)

Income tax expenses (benefits) comprised:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	15,561	26,696	46,832
Deferred tax benefit	(12,555)	(3,192)	(11,060)
	3,006	23,504	35,772

A reconciliation between the amount of income tax expenses (benefits) and the amount computed by applying the PRC statutory tax rate to income (loss) before income taxes was as follows:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Income (loss) before income taxes	(5,742)	3,920	(39,790)
Income tax at applicable tax rate of 25%	(1,436)	980	(9,948)
Effect of international tax rate differences	5,894	3,138	(607)
Non-deductible expenses	3,805	8,325	9,375
Non-taxable income	(62)	(127)	(69)
Effect of tax holidays or preferential tax rates	(7,152)	4,843	618
Withholding tax	6,130	12,693	35,925
Research and development super-deduction	(2,714)	(3,455)	(2,530)
Changes in valuation allowance	(243)	7,932	8,194
Expiration of loss carry forwards	6,829	1,709	1,878
Expiration of unrecognized tax benefits due to applicable statute of limitations	(8,045)	(12,534)	(7,064)
	3,006	23,504	35,772

15.         TAXATION (continued)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Balance at beginning of year	70,812	75,434	78,637
Increase relating to tax positions	11,570	10,574	—
Decrease relating to expiration of applicable statute of limitations and reversal	(8,045)	(12,534)	(7,064)
Foreign currency translation adjustments	1,097	5,163	(5,675)
Balance at end of year	75,434	78,637	65,898

As of December 31, 2020, 2021 and 2022, the Company had recorded US$128,543, US$139,767 and US$126,378 as an accrual for unrecognized tax benefits and related interest and penalties, respectively, which is included in the account of “Other non-current liabilities”.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. The amount of unrecognized tax benefits may change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, a reliable estimate of the range of the possible change cannot be made at this time.

The Company’s PRC entities have been subject to the New EIT Law since January 1, 2008. The PRC tax authorities, US tax authorities and Hong Kong tax authorities have up to five years, three years and six years, respectively, to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2017 through 2022, the US subsidiaries’ tax years 2019 through 2022 and the Hong Kong subsidiaries’ tax years 2016 through 2022 remain open to examination by the respective taxing jurisdictions.

The aggregate amount and per share effect of tax holidays and preferential tax rates were as follows:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
The aggregate amount	(7,152)	4,843	618
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
- Basic and diluted	0.08	(0.05)	(0.01)

15.         TAXATION (continued)

The components of deferred taxes were as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Deferred tax assets
Net operating losses	59,045	67,130	75,705
Lease liability	443	422	282
Impairment of assets	1,538	2,072	1,114
Overcharged advertising and promotion fee	744	637	400
Fixed assets depreciation	440	555	690
Investments	—	—	59
Less: Valuation allowance	(58,039)	(66,475)	(73,024)
Total deferred tax assets	4,171	4,341	5,226

Deferred tax liabilities
Right of use assets	(619)	(560)	(428)
Investment basis in the PRC entities	(65,711)	(53,833)	(52,332)
BaoAn Acquisition — Property	(11,814)	(11,574)	(10,122)
Investments	(1,331)	(1,367)	—
Interest capitalization	(146)	(150)	(137)
Deferred tax liabilities	(79,621)	(67,484)	(63,019)

Net deferred income tax assets	3,728	3,919	4,944
Net deferred income tax liabilities	(79,002)	(66,924)	(62,591)

The rollforward of valuation allowances of deferred tax assets were as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Balance as of beginning of year	(55,430)	(58,039)	(66,475)
Additions of valuation allowance	(6,988)	(9,198)	(10,953)
Utilization of deferred tax assets	7,231	1,266	2,759
Foreign currency translation adjustments	(2,852)	(504)	1,645
Balance as of end of year	(58,039)	(66,475)	(73,024)

As of December 31, 2022, the Company had net operating losses of US$68,282 from the Company’s subsidiaries incorporated in the US, which can be carried forward indefinitely to offset future taxable income. The remaining accumulated net operating losses of US$5,709, US$2,294, US$42,716, US$65,892 and US$44,567 arose from several of its PRC entities, which can be carried forward to offset future taxable profit and will expire in years 2023, 2024, 2025, 2026 and 2027 if not utilized.

15.         TAXATION (continued)

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2020, 2021 and 2022, a portion of the aggregate undistributed earnings of the PRC subsidiaries that were available for distribution to non-PRC parent companies was not considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. The withholding tax rate is 10% unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Deferred tax liabilities amounting to US$33,895, US$21,278 and US$21,278 were provided for the withholding tax of the PRC entities as of December 31, 2020, 2021 and 2022, respectively.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WFOEs, amounted to US$33,293, US$34,072 and US$31,191 as of December 31, 2020, 2021, and 2022, respectively.

As of December 31, 2020, 2021 and 2022, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that were available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest these foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$282,438, US$267,085 and US$254,877 as of December 31, 2020, 2021 and 2022, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$28,244, US$26,709 and US$25,488 as of December 31, 2020, 2021 and 2022, respectively.